Vessel, net (Details) - USD ($)	10 Months Ended	12 Months Ended
	Sep. 30, 2017	Sep. 30, 2018
Net Book Value [Abstract]
Beginning balance		$ 7,366,935
Ending balance	$ 7,366,935	7,070,404
Vessels [Member]
Cost [Abstract]
Beginning balance	0	7,549,281
Acquired	7,549,281
Ending balance	7,549,281	7,549,281
Accumulated Depreciation [Abstract]
Beginning balance	0	(182,346)
Depreciation	(182,346)	(296,531)
Ending balance	(182,346)	(478,877)
Net Book Value [Abstract]
Beginning balance	0	7,366,935
Ending balance	$ 7,366,935	$ 7,070,404